First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 8.3%
Entertainment 0.6%
Electronic Arts, Inc.	8,871	1,068,512
Interactive Media & Services 7.2%
Alphabet, Inc., Class A(a)	86,686	8,991,939
Meta Platforms, Inc., Class A(a)	20,581	4,361,937
Total		13,353,876
Media 0.5%
Fox Corp., Class A	28,846	982,206
Total Communication Services		15,404,594
Consumer Discretionary 10.4%
Automobiles 0.8%
Tesla, Inc.(a)	6,955	1,442,884
Broadline Retail 2.1%
Amazon.com, Inc.(a)	24,903	2,572,231
Etsy, Inc.(a)	11,786	1,312,135
Total		3,884,366
Hotels, Restaurants & Leisure 1.3%
Expedia Group, Inc.(a)	24,353	2,362,972
Household Durables 2.0%
Lennar Corp., Class A	18,817	1,977,855
PulteGroup, Inc.	30,843	1,797,530
Total		3,775,385
Specialty Retail 4.2%
AutoZone, Inc.(a)	948	2,330,326
Bath & Body Works, Inc.	10,898	398,649
O’Reilly Automotive, Inc.(a)	3,344	2,838,989
Ulta Beauty, Inc.(a)	4,202	2,292,906
Total		7,860,870
Total Consumer Discretionary		19,326,477
Consumer Staples 6.6%
Consumer Staples Distribution & Retail 1.6%
Kroger Co. (The)	60,851	3,004,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.4%
Archer-Daniels-Midland Co.	33,685	2,683,347
General Mills, Inc.	20,463	1,748,768
Total		4,432,115
Household Products 0.4%
Procter & Gamble Co. (The)	5,323	791,477
Tobacco 2.2%
Altria Group, Inc.	57,695	2,574,351
Philip Morris International, Inc.	15,048	1,463,418
Total		4,037,769
Total Consumer Staples		12,265,575
Energy 5.1%
Oil, Gas & Consumable Fuels 5.1%
EQT Corp.	5,848	186,610
Exxon Mobil Corp.	36,664	4,020,574
Marathon Petroleum Corp.	17,820	2,402,671
Valero Energy Corp.	20,154	2,813,498
Total		9,423,353
Total Energy		9,423,353
Financials 12.5%
Banks 2.8%
Citigroup, Inc.	37,966	1,780,226
Regions Financial Corp.	22,551	418,547
Wells Fargo & Co.	81,209	3,035,592
Total		5,234,365
Capital Markets 3.8%
CME Group, Inc.	3,189	610,757
Morgan Stanley	38,957	3,420,425
State Street Corp.	38,904	2,944,644
Total		6,975,826
Consumer Finance 0.3%
Synchrony Financial	18,891	549,350
Financial Services 2.4%
MasterCard, Inc., Class A	12,373	4,496,472
2	Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.2%
Aon PLC, Class A	861	271,465
Lincoln National Corp.	9,381	210,791
Marsh & McLennan Companies, Inc.	19,957	3,323,838
MetLife, Inc.	36,025	2,087,288
Total		5,893,382
Total Financials		23,149,395
Health Care 13.8%
Biotechnology 2.7%
AbbVie, Inc.	12,254	1,952,920
Amgen, Inc.	694	167,775
BioMarin Pharmaceutical, Inc.(a)	6,162	599,193
Regeneron Pharmaceuticals, Inc.(a)	1,114	915,340
Vertex Pharmaceuticals, Inc.(a)	4,029	1,269,417
Total		4,904,645
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	21,086	2,135,168
Hologic, Inc.(a)	30,221	2,438,835
Total		4,574,003
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	18,907	1,427,479
Centene Corp.(a)	7,406	468,133
CVS Health Corp.	20,066	1,491,104
Humana, Inc.	1,647	799,553
McKesson Corp.	4,074	1,450,548
Total		5,636,817
Life Sciences Tools & Services 1.5%
IQVIA Holdings, Inc.(a)	13,926	2,769,742
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	53,465	3,705,659
Pfizer, Inc.	90,562	3,694,930
Viatris, Inc.	27,759	267,041
Total		7,667,630
Total Health Care		25,552,837
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.1%
Aerospace & Defense 2.7%
General Dynamics Corp.	1,379	314,702
Lockheed Martin Corp.	7,138	3,374,347
Textron, Inc.	17,961	1,268,585
Total		4,957,634
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	7,432	1,441,734
Building Products 0.2%
Masco Corp.	10,011	497,747
Commercial Services & Supplies 1.1%
Cintas Corp.	4,464	2,065,403
Ground Transportation 0.3%
CSX Corp.	16,757	501,705
Machinery 2.2%
Caterpillar, Inc.	3,450	789,498
Fortive Corp.	10,721	730,850
Parker-Hannifin Corp.	7,642	2,568,553
Total		4,088,901
Passenger Airlines 0.2%
Delta Air Lines, Inc.(a)	4,947	172,749
Southwest Airlines Co.	4,587	149,261
Total		322,010
Professional Services 0.6%
Automatic Data Processing, Inc.	5,250	1,168,807
Total Industrials		15,043,941
Information Technology 26.2%
Communications Equipment 2.2%
Cisco Systems, Inc.	79,706	4,166,631
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.(a)	31,415	3,078,984
Lam Research Corp.	4,618	2,448,095
NVIDIA Corp.	3,956	1,098,858
QUALCOMM, Inc.	29,595	3,775,730
Total		10,401,667

Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.7%
Adobe, Inc.(a)	6,067	2,338,040
Autodesk, Inc.(a)	4,568	950,875
Fortinet, Inc.(a)	55,990	3,721,095
Microsoft Corp.	44,644	12,870,865
Total		19,880,875
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.(b)	86,424	14,251,318
Total Information Technology		48,700,491
Materials 2.2%
Chemicals 0.9%
CF Industries Holdings, Inc.	7,507	544,182
Mosaic Co. (The)	26,091	1,197,055
Total		1,741,237
Metals & Mining 1.3%
Nucor Corp.	15,206	2,348,871
Total Materials		4,090,108
Real Estate 2.7%
Hotel & Resort REITs 0.8%
Host Hotels & Resorts, Inc.	92,451	1,524,517
Specialized REITs 1.9%
SBA Communications Corp.	4,394	1,147,141
Weyerhaeuser Co.	79,743	2,402,657
Total		3,549,798
Total Real Estate		5,074,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.4%
Electric Utilities 2.4%
American Electric Power Co., Inc.	32,503	2,957,448
Evergy, Inc.	24,760	1,513,331
Total		4,470,779
Total Utilities		4,470,779
Total Common Stocks (Cost $154,372,964)		182,501,865

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(c),(d)	3,156,518	3,155,887
Total Money Market Funds (Cost $3,155,631)		3,155,887
Total Investments in Securities (Cost: $157,528,595)		185,657,752
Other Assets & Liabilities, Net		(41,803)
Net Assets		185,615,949

At March 31, 2023, securities and/or cash totaling $329,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	17	06/2023	USD	3,517,088	137,236	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
4	Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	1,480,215	6,149,632	(4,474,107)	147	3,155,887	205	26,266	3,156,518
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Core Equity Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7003_12_B01_(05/23)